CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Gross revenue:
Operating revenue from non-affiliates	$ 444,402	$ 692,305	$ 1,259,529	$ 1,317,295
Operating revenue from affiliates	23,323	30,614	48,378	56,142
Reimbursable revenue from non-affiliates	18,038	34,304	61,755	60,538
Total consolidated revenue	485,763	757,223	1,369,662	1,433,975
Operating expense:
Direct cost	370,741	574,216	1,079,747	1,123,287
Reimbursable expense	17,683	33,023	59,482	59,346
Pre-petition restructuring charges	0	13,476	0	0
Depreciation and amortization	28,238	70,864	124,899	124,042
General and administrative	71,413	88,555	182,113	184,987
Operating expense	488,075	780,134	1,446,241	1,491,662
Loss on impairment	(9,591)	(62,101)	(117,220)	(91,400)
Loss on disposal of assets	(451)	(3,768)	(27,843)	(17,595)
Earnings from unconsolidated affiliates, net of losses	7,262	6,589	4,317	18,699
Operating loss	(5,092)	(82,191)	(217,325)	(147,983)
Interest expense, net	(22,302)	(127,836)	(110,076)	(77,060)
Reorganization items	(7,232)	(617,973)	0	0
Loss on sale of subsidiaries	0	(55,883)	0	0
Change in fair value of preferred stock derivative liability	184,140	0	0	0
Other expense, net	(9,956)	(3,501)	(8,898)	(2,957)
Income (loss) before provision for income taxes	139,558	(887,384)	(336,299)	(228,000)
Benefit (provision) for income taxes	(482)	51,178	161	30,891
Net income (loss)	139,076	(836,206)	(336,138)	(197,109)
Net (income) loss attributable to noncontrolling interests	152	(208)	(709)	2,425
Net income (loss) attributable to Bristow Group	$ 139,228	$ (836,414)	$ (336,847)	$ (194,684)
Earnings (loss) per common share:
Basic (in dollars per share)	$ 10.10	$ (23.29)	$ (9.42)	$ (5.52)
Diluted (in dollars per share)	(2.19)	(23.29)	(9.42)	(5.52)
Cash dividends declared per common share (in dollars per share)	$ 0	$ 0	$ 0	$ 0.07